Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Accrued Liabilities

7. Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	December 31
	2021	2020
Accrued personnel	$21,132	$22,005
Sales and other taxes payable	24,512	25,846
Allowance for sales returns	9,102	12,641
Accrued freight expense	6,625	12,161
Accrued advertising expense	3,392	2,369
Accrued inventory	2,647	2,173
Accrued legal expense	3,338	1,448
Other	3,941	5,296
Total accrued liabilities	$74,689	$83,939